Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2017	2016
Balance at beginning of year	$70,000	$130,000
Liabilities accrued for warranties issued during the year	238,093	124,018
Warranty claims paid during the period	(171,523)	(130,691)
Changes in liability for pre-existing warranties during the year	43,430	(53,327)
Balance at end of year	$180,000	$70,000